Details of the Statements of Profit or Loss and Other Comprehensive Income (Revenues) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Revenues from the sale of solar electricity	€ 12,593	€ 13,150	€ 11,632
Revenues from the sale of gas and power produced by anaerobic digestion plants	4,483	303
Revenues from concessions project	1,041	183
Total Revenues	€ 18,117	€ 13,636	€ 11,632